Retirement Benefit Plans - Summary of Remeasurement Losses/(Gains) Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Pension remeasurement	£ 722	£ (1,264)	£ 505